As filed with the Securities and Exchange Commission on May 20, 2011

Securities Act Registration No. 333-133392
Investment Company Act Registration No. 811-21891

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 7	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 8

CHESWOLD LANE FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Front Street, Suite 960
West Conshohocken, Pennsylvania	19428
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:  (610) 940-5330

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and Address of Agent for Service)

Copies to:

Todd Cipperman, Esq.
Cipperman & Company LLC
500 E. Swedesford Road, Suite 104
Wayne, PA 19087

It is proposed that this filing will become effective (check appropriate box):
[Ö]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of West Conshohocken, and State of Pennsylvania, on the 19th day of May, 2011.

CHESWOLD LANE FUNDS
(Registrant)

By	/s/ Eric F. Scharpf
Eric F. Scharpf
President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ Eric F. Scharpf Eric F. Scharpf	President, Chief Executive Officer and Trustee (Principal Executive Officer)	May 19, 2011

/s/ Matthew H. Taylor Matthew H. Taylor	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	May 19, 2011

/s/ George E. Boudreau* George E. Boudreau	Trustee	May 19, 2011

/s/ Paul Chi* Paul Chi	Trustee	May 19, 2011

/s/ Stanley J. Koreyva, Jr.* Stanley J. Koreyva, Jr.	Trustee	May 19, 2011

/s/ Eugenie G. Logue* Eugenie G. Logue	Trustee	May 19, 2011

*By:	/s/ Eric F. Scharpf
Eric F. Scharpf
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase